Mortgage Servicing Rights (Summary Of Changes In Capitalized MSR) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	$ 207,319	$ 302,611
Adjustment due to adoption of amendments to ASC 810		(2,293)
Reductions due to loan payments	(21,795)	(36,185)
Reductions due to sale		(24,558)
Reductions due to exercise of cleanup calls	(195)	(1,110)
Changes in valuation model inputs or assumptions	(41,370)	(31,296)
Other changes in fair value	110	150
Fair value, ending balance	144,069	207,319
First Liens [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	203,812	296,115
Adjustment due to adoption of amendments to ASC 810		(197)
Reductions due to loan payments	(21,539)	(34,943)
Reductions due to sale		(24,558)
Reductions due to exercise of cleanup calls	(195)	(1,110)
Changes in valuation model inputs or assumptions	(41,370)	(31,296)
Other changes in fair value	16	(199)
Fair value, ending balance	140,724	203,812
Second Liens [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	262	1,174
Adjustment due to adoption of amendments to ASC 810		(928)
Reductions due to loan payments	(41)	(41)
Reductions due to sale
Reductions due to exercise of cleanup calls
Changes in valuation model inputs or assumptions
Other changes in fair value	10	57
Fair value, ending balance	231	262
HELOC [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	3,245	5,322
Adjustment due to adoption of amendments to ASC 810		(1,168)
Reductions due to loan payments	(215)	(1,201)
Reductions due to sale
Reductions due to exercise of cleanup calls
Changes in valuation model inputs or assumptions
Other changes in fair value	84	292
Fair value, ending balance	$ 3,114	$ 3,245